Label	Element	Value
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $444.61 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $600.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)
Pacer Swan SOS Moderate (April) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.90%
Pacer Swan SOS Moderate (April) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)
Pacer Swan SOS Moderate (April) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%